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                                                   Russell Trust Company
                                                   909 A Street
                                                   Tacoma, Washington 98402-5120
                                                   253-572-2282
                                                   Fax: 253-272-4097

May 7, 2007

VIA ELECTRONIC DELIVERY

Office of Applications and Report Services
Securities and Exchange Commission
450 5th Street NW
Washington, D.C. 20549

     Re: Form 13F Notice Filing - Calendar Quarter Ended March 31, 2007
         Frank Russell Trust Company

Ladies and Gentlemen:

On behalf of Frank Russell Trust Company transmitted for filing pursuant to
Section 13(f) of the Securities Exchange Act of 1934, and Rule 13f-1 thereunder, is Form 13F for the calendar quarter ended March 31, 2007. This filing is being filed via the EDGAR system as EDGAR submission type 13F-NT.

If you have any questions with respect to this report, please address them to Ken Knopp (253) 439-3136 or Ken Abels (253) 439-2561.

Sincerely,


/s/ Mark Swanson
------------------------------------
Mark Swanson
Director, Fund Administration

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                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   Russell Trust Company
Address:                909 A Street
                        Tacoma, WA 98402
Form 13F File Number:   28-01096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Swanson
Title:   Director, Fund Administration
Phone:   (253) 439-2493


/s/ Mark Swanson                              Tacoma, WA             May 7, 2007
--------------------------------   -------------------------------   -----------
[Signature]                                 [City, State]               [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

    Form 13F File Number   Name

    28-01190               Frank Russell Company